UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                     Form 13F/A

                              FORM 13F/A COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                --------------

Check here if Amendment [ ]; Amendment Number:  __________
     This Amendment (Check only one.):          [ ] is a restatement
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          1st Source Corporation Investment Advisors, Inc.
Address:       P. O. Box 1602
               South Bend, IN  46634

Form 13F File Number:  28-110447
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul W. Gifford
Title:    Treasurer
Phone:    574.235.2751

Signature, Place, and Date of Signing:

/s/Paul W. Gifford                 South Bend, IN             05/08/07
------------------                ----------------         --------------
   [Signature]                     [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:  Not Applicable

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Notice of Erroneous Filing Made Under the Wrong CIK:

Please be advised that the Form 13-F filed under:

     Accession Number:  0000034782-07-000049
     Submission Type:  13F-HR
     Filing Date:  May 7, 2007

Was submitted in error and should be disregarded.

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